Variable Interest Entities Securitized Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 11, 2017	Nov. 20, 2017	Sep. 06, 2017	Jun. 28, 2017	Feb. 15, 2017	Feb. 01, 2017	Dec. 31, 2016	Dec. 14, 2016	Jul. 25, 2016	Jul. 19, 2016	Jun. 07, 2016	May 17, 2016	Mar. 23, 2016	Feb. 10, 2016
Debt Instrument [Line Items]
Carrying Value	$ 15,050,000,000							$ 13,959,000,000
Current Weighted Average Interest Rate	5.57%							5.88%
Consolidated VIEs
Debt Instrument [Line Items]
Carrying Value	$ 8,700,000,000							$ 8,200,000,000
Consumer Securitizations: | Consolidated VIEs
Debt Instrument [Line Items]
Carrying Value	7,680,000,000
Consumer Securitizations: | Consolidated VIEs | SLFT 2015-A
Debt Instrument [Line Items]
Issue Amount	1,163,000,000
Carrying Value	$ 1,163,000,000
Current Weighted Average Interest Rate	3.47%
Original Revolving Period	3 years
Consumer Securitizations: | Consolidated VIEs | SLFT 2015-B
Debt Instrument [Line Items]
Issue Amount	$ 314,000,000
Carrying Value	$ 314,000,000
Current Weighted Average Interest Rate	3.78%
Original Revolving Period	5 years
Consumer Securitizations: | Consolidated VIEs | SLFT 2016-A
Debt Instrument [Line Items]
Issue Amount	$ 532,000,000
Carrying Value	$ 500,000,000
Current Weighted Average Interest Rate	3.10%
Original Revolving Period	2 years
Principal balance retained									$ 32,000,000
Consumer Securitizations: | Consolidated VIEs | SLFT 2017-A
Debt Instrument [Line Items]
Issue Amount	$ 652,000,000
Carrying Value	$ 619,000,000
Current Weighted Average Interest Rate	2.98%
Original Revolving Period	3 years
Consumer Securitizations: | Consolidated VIEs | OMFIT 2014-2
Debt Instrument [Line Items]
Issue Amount	$ 1,185,000,000
Carrying Value	$ 320,000,000
Current Weighted Average Interest Rate	4.16%
Original Revolving Period	2 years
Consumer Securitizations: | Consolidated VIEs | OMFIT 2015-1
Debt Instrument [Line Items]
Issue Amount	$ 1,229,000,000
Carrying Value	$ 1,229,000,000
Current Weighted Average Interest Rate	3.74%
Original Revolving Period	3 years
Consumer Securitizations: | Consolidated VIEs | OMFIT 2015-2
Debt Instrument [Line Items]
Issue Amount	$ 1,250,000,000
Carrying Value	$ 750,000,000
Current Weighted Average Interest Rate	3.40%
Original Revolving Period	2 years
Consumer Securitizations: | Consolidated VIEs | OMFIT 2015-3
Debt Instrument [Line Items]
Issue Amount	$ 293,000,000
Carrying Value	$ 293,000,000
Current Weighted Average Interest Rate	4.21%
Original Revolving Period	5 years
Consumer Securitizations: | Consolidated VIEs | OMFIT 2016-1
Debt Instrument [Line Items]
Issue Amount	$ 500,000,000
Carrying Value	$ 459,000,000
Current Weighted Average Interest Rate	4.01%
Original Revolving Period	3 years
Consumer Securitizations: | Consolidated VIEs | OMFIT 2016-2
Debt Instrument [Line Items]
Issue Amount	$ 890,000,000
Carrying Value	$ 816,000,000
Current Weighted Average Interest Rate	4.50%
Original Revolving Period	2 years
Consumer Securitizations: | Consolidated VIEs | OMFIT 2016-3
Debt Instrument [Line Items]
Issue Amount	$ 350,000,000
Carrying Value	$ 317,000,000
Current Weighted Average Interest Rate	4.33%
Original Revolving Period	5 years
Consumer Securitizations: | Consolidated VIEs | OMFIT 2017-1
Debt Instrument [Line Items]
Issue Amount	$ 947,000,000
Carrying Value	$ 900,000,000
Current Weighted Average Interest Rate	2.66%
Original Revolving Period	2 years
Consumer Securitizations: | Consolidated VIEs | SLFT 2014 A
Debt Instrument [Line Items]
Carrying Value						$ 221,000,000
Debt instrument, redemption price						188,000,000
Consumer Securitizations: | Consolidated VIEs | SLFT 2014-1
Debt Instrument [Line Items]
Carrying Value			$ 81,000,000
Debt instrument, redemption price			$ 81,000,000
Auto Securitization: | Consolidated VIEs
Debt Instrument [Line Items]
Carrying Value	$ 1,031,000,000
Auto Securitization: | Consolidated VIEs | ODART 2016-1
Debt Instrument [Line Items]
Issue Amount	754,000,000
Carrying Value	$ 188,000,000
Current Weighted Average Interest Rate	2.91%
Auto Securitization: | Consolidated VIEs | ODART 2017-1
Debt Instrument [Line Items]
Issue Amount	$ 300,000,000
Carrying Value	$ 268,000,000
Current Weighted Average Interest Rate	2.61%
Original Revolving Period	1 year
Auto Securitization: | Consolidated VIEs | OneMain Direct Auto Receivables Trust 2017-02 [Member]
Debt Instrument [Line Items]
Issue Amount	$ 605,000,000
Carrying Value	$ 575,000,000
Current Weighted Average Interest Rate	2.63%
Original Revolving Period	1 year
Total secured structured financings | Consolidated VIEs
Debt Instrument [Line Items]
Carrying Value	$ 8,711,000,000
Class A Notes | Consolidated VIEs | SLFT 2017-A
Debt Instrument [Line Items]
Principal balance retained					$ 26,000,000
Class A Notes | Consolidated VIEs | ODART 2017-1
Debt Instrument [Line Items]
Principal balance retained							$ 11,000,000
Class A Notes | Consolidated VIEs | ODART 2017-2
Debt Instrument [Line Items]
Principal balance retained							11,000,000
Class A Notes | Consolidated VIEs | OneMain Direct Auto Receivables Trust 2017-02 [Member]
Debt Instrument [Line Items]
Principal balance retained		$ 19,000,000
Class B Notes | Consolidated VIEs | SLFT 2017-A
Debt Instrument [Line Items]
Principal balance retained					2,000,000
Class B Notes | Consolidated VIEs | OMFIT 2017-1
Debt Instrument [Line Items]
Principal balance retained				$ 3,000,000
Class B Notes | Consolidated VIEs | ODART 2017-1
Debt Instrument [Line Items]
Principal balance retained							1,000,000
Class B Notes | Consolidated VIEs | ODART 2017-2
Debt Instrument [Line Items]
Principal balance retained							1,000,000
Class B Notes | Consolidated VIEs | OneMain Direct Auto Receivables Trust 2017-02 [Member]
Debt Instrument [Line Items]
Principal balance retained		4,000,000
Class C Notes | Consolidated VIEs | SLFT 2017-A
Debt Instrument [Line Items]
Principal balance retained					2,000,000
Class C Notes | Consolidated VIEs | OMFIT 2016-1
Debt Instrument [Line Items]
Amount of notes sold under private securitization transaction													$ 45,000,000
Class C Notes | Consolidated VIEs | OMFIT 2016-2
Debt Instrument [Line Items]
Amount of notes sold under private securitization transaction										$ 83,000,000
Class C Notes | Consolidated VIEs | OMFIT 2017-1
Debt Instrument [Line Items]
Principal balance retained				3,000,000
Class C Notes | Consolidated VIEs | ODART 2017-2
Debt Instrument [Line Items]
Principal balance retained							1,000,000
Class C Notes | Consolidated VIEs | OneMain Direct Auto Receivables Trust 2017-02 [Member]
Debt Instrument [Line Items]
Principal balance retained		3,000,000
Class D Notes | Consolidated VIEs | SLFT 2017-A
Debt Instrument [Line Items]
Principal balance retained					$ 3,000,000
Class D Notes | Consolidated VIEs | OMFIT 2016-3
Debt Instrument [Line Items]
Principal balance retained												$ 33,000,000
Class D Notes | Consolidated VIEs | OMFIT 2017-1
Debt Instrument [Line Items]
Principal balance retained				5,000,000
Class D Notes | Consolidated VIEs | ODART 2016-1
Debt Instrument [Line Items]
Principal balance retained											$ 54,000,000
Class D Notes | Consolidated VIEs | ODART 2017-2
Debt Instrument [Line Items]
Principal balance retained							1,000,000
Class D Notes | Consolidated VIEs | Twenty First Street
Debt Instrument [Line Items]
Debt instrument, redemption price						$ 33,000,000
Class D Notes | Consolidated VIEs | OneMain Direct Auto Receivables Trust 2017-02 [Member]
Debt Instrument [Line Items]
Principal balance retained		2,000,000
Class C and Class D Notes | Consolidated VIEs | OMFIT 2016-1
Debt Instrument [Line Items]
Principal balance retained															$ 86,000,000
Class C and Class D Notes | Consolidated VIEs | OMFIT 2016-2
Debt Instrument [Line Items]
Principal balance retained														$ 157,000,000
Class A-1 Notes | Consolidated VIEs | OMFIT 2017-1
Debt Instrument [Line Items]
Principal balance retained				30,000,000
Class A-2 Notes | Consolidated VIEs | OMFIT 2017-1
Debt Instrument [Line Items]
Principal balance retained				$ 6,000,000
Class E Notes | Consolidated VIEs | ODART 2017-2
Debt Instrument [Line Items]
Principal balance retained							$ 18,000,000
Class E Notes | Consolidated VIEs | OneMain Direct Auto Receivables Trust 2017-02 [Member]
Debt Instrument [Line Items]
Principal balance retained		$ 2,000,000
Minimum | Consumer Securitizations: | Consolidated VIEs
Debt Instrument [Line Items]
Original Revolving Period	1 year
Maximum | Consumer Securitizations: | Consolidated VIEs
Debt Instrument [Line Items]
Original Revolving Period	5 years